Income Taxes - Significant Portions of the Deferred Tax Assets and Deferred Tax Liabilities (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets Net [Abstract]
Net deferred tax asset carryforward	$ 59,942,144	$ 48,735,783	$ 41,034,013
Fees on debt guarantee		2,692,877	721,670
Stock option expense	1,742,186	1,028,880	707,505
Property and equipment	(4,605,896)	(1,675,683)	454,480
Other	48,224	1,026,231	1,284,161
Less: Valuation allowance	$ (57,126,658)	$ (51,808,088)	$ (44,201,829)